Securities-Net Securities Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Realized gross gains	$ 114	$ 186	$ 296
Realized gross losses	(4)	(10)	(10)
Recognized gross impairments	(19)	(35)	(124)
Net securities gains	$ 91	$ 141	$ 162